(ICON)
Prudential
Global
Limited
Maturity
Fund, Inc.
----------------
Limited Maturity
Portfolio

ANNUAL
REPORT
Oct. 31, 1998
(LOGO)

Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

Performance At A Glance.
Government securities such as those of Germany and the U.S.
rallied during the
year ended October 31, 1998 as a financial crisis spread beyond Asia to global stock, bond and currency markets. While your Prudential
Global Limited Maturity
Fund, Inc. -- Limited Maturity Portfolio held German bonds and U.S. Treasuries, its returns trailed the average global income fund as measured by Lipper, Inc.
The Fund is restricted to holding short- and intermediate-term debt securities.
These securities rallied modestly but the Lipper average performed better since some of its funds invested in longer term bonds, which posted stronger gains.
The Fund also held emerging market bonds that declined in value.


Cumulative Total Returns1
As of 10/31/98

                             One              Five
Since
                             Year             Years
Inception2
          Class A               3.01%            25.27%
49.38%
          Class B               2.48             21.85
41.57
          Class C               2.48              N/A
26.07
          Class Z               3.28              N/A
6.93
          Lipper Global Inc
          Fund Avg.3            4.28             30.23
***

Average Annual Total Returns1
As of 9/30/98

                             One              Five
Since
                             Year             Years
Inception2
          Class A              -1.36%             4.19%
4.76%
          Class B              -1.83              4.22
4.46
          Class C               0.17              N/A
5.65
          Class Z               1.83              N/A
3.80

Distributions and Yields
As of 10/31/98

                             Total Distributions
30-Day
                                Paid for 12 Mos.
SEC Yield

          Class A                    $0.86
7.64%
          Class B                    $0.80
7.26
          Class C                    $0.80
7.27
          Class Z                    $0.87
8.02

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
3%, 2%, 1% and 1% for four years. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately five years after purchase.
As of November 2, 1998, Class C shares carry a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A and B, 11/1/90; Class C, 8/1/94;
Class Z, 1/27/97.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the Global Income Fund category.

***Lipper Since Inception returns are74.45% for Class A and
Class B, 37.49%
for Class C, and 8.26% for Class Z based on all funds in each share class.

           How Investments Compared.
               (As of 10/31/98)
                   (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each
of the investments listed above are different -- we provide
12-month total
returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
(PHOTOS)
Portfolio
Managers'
Report

The Fund seeks total return by investing primarily in debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund's weighted average maturity ranges from more than two but less than five years, with each security generally maturing in no more than 10 years. The Fund may invest up to 20% of total investments in securities rated below investment grade, but with a minimum rating of single-B by Moody's Investors Service or
Standard & Poor's Ratings Services or another nationally recognized credit rating organization. The Fund is nondiversified, meaning it may invest more than five percent of its total assets in the securities of one or more issuers. This carries greater risk and greater share price volatility than investments held in a more diversified portfolio.

Record Rally.
Prices of German government securities climbed sharply as investors favored bonds that could easily be sold at their true value despite the turbulent market conditions of the past 12 months. The 10-year German government bond yield, which falls as bond prices rise, reached a record low of 3.74% in early
October of 1998.

Strategy Session.
Financial woes that first emerged in East Asia in 1997 grew into a global crisis during the fiscal year. At the crux of the problem were poorly regulated Asian banks and finance companies that lent freely on risky projects. With local and foreign institutions pumping money into the region, some Asian economies expanded rapidly and prices of assets such as real estate and stocks soared. But these financial bubbles burst last year, spreading a contagion that infected world stock, bond and currency markets. Investors sought refuge in government securities of Western European countries and the
U.S.

The global financial crisis seemed to have eased early in the spring of 1998.
But the situation deteriorated in August as Russia succumbed to the financial contagion, leaving investors to wonder if Latin America would be next. Soon after, global equity markets crumbled and a severe contraction in liquidity occurred as lenders and investors were reluctant to provide businesses with money.

Such turbulent market conditions fueled a renewed stampede into "safe haven" securities. To reassure investors, the Federal Reserve lowered the federal funds rate (the rate banks charge each other to borrow money overnight) by a quarter percentage point to 5.25% in late September. But disappointment over this modest change stirred such great demand for Treasuries that the 30-year
Treasury bond yield, which falls when bond prices rise, slid to 4.71% in early
October. This was the lowest level in more than 30 years. Then the federal funds rate was unexpectedly cut to 5.00%. The unusual timing of this move
(between the Federal Reserve's regularly scheduled meetings) helped convince investors that the central bank would do what it could to prevent a recession in the U.S. that could damage an already-fragile global economy.

       Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/98.
            (PIE CHART)

What Went Well.
A Wise Choice.
Focusing on top-quality government bonds proved to be a very wise choice since global financial markets remained volatile. During the final months of the fiscal year, the greatest concern in the bond markets was about the lack of liquidity rather than the risk of default or the future direction of interest rates. This lack of liquidity meant there was little trading in the market except in the most popular securities such as U.S. Treasuries and German government bonds. For example, the difference between buy and sell prices of emerging market bonds widened significantly, indicating that some investors were not willing to take a chance on these riskier debt securities.

We had increased bonds denominated in the German currency to nearly 15% of the
Portfolio's total investments as of October 31, 1998 from 6% a year earlier.
Of these, German government bonds rallied strongly as investors dumped stocks and bought good quality securities amid fear that a downturn in the world economy would crimp corporate profits. In early October of 1998, this flight to quality drove down the 10-year German government bond yield to a record low of 3.74%. Not surprisingly, this historic level was reached right around the same time that the 30-year U.S. Treasury bond yield fell to its lowest level in 30 years. Bonds denominated in the U.S. dollar comprised more than
30% of the Portfolio's total investments throughout the 12-month period.

We also held small positions in government bonds of  Poland
(1.3%) and Greece
(3.0%) as of October 31, 1998 that performed well.
Anticipation that Poland
will join the European union and Greece will meet its goal of joining the single European currency in 2001 buoyed prices of these bonds.

And Not So Well.
Maturity Restrictions.
During a strong rally, the Portfolio's returns tend to lag the Lipper average because we are required to primarily hold bonds maturing in 10 years or less.
These bonds gain less than longer term bonds of comparable credit quality as interest rates fall. Therefore, the Portfolio's returns reflected modest gains in the prices of short- and intermediate-term bonds, while the Lipper average included funds that benefitted from the sharp rally in long-term bonds. (Keep in mind, however, the Portfolio also exhibits defensive characteristics when interest rates rise because short- and intermediate-term bond prices generally tumble less than prices of bonds with longer maturities.)

Another factor that hurt the Portfolio's performance was its modest holdings of Russian Finance Ministry bonds. They took a beating after that nation's stock, bond and currency markets collapsed during the summer.

Five Largest Issuers.
19.5%               U.S. Treasury Bonds
8.8%                German Gov't Bonds
6.8%                Danish Gov't Bonds
6.3%                Queensboro Treasury
                    Corp. Gov't Bonds
5.5%                Spanish Gov't Bonds

Expressed as a percentage of net assetsas of 10/31/98.

Looking Ahead.
We believe the global economy will continue to slow in 1999.
Japan remains
mired in a recession. In the West, the German and French
economies will
probably grow more slowly than expected; the U.K. may be
headed toward
recession and many U.S. manufacturing companies are
admittedly worried about
their business prospects. If this scenario unfolds next
year, inflation should
remain low, interest rates fall and bond prices rise
further, at least among
core government bond markets such as the U.S., France,
Germany and the U.K.
In the emerging markets, however, our outlook remains
guarded. Latin American
bond prices could decline if governments and corporations
that were unable to
borrow money in the bond markets during the fourth quarter
issue a flood of
debt securities in the new year.
------------------------------------------------------------
-------------------
                               1

President's Letter
December 18, 1998
(PHOTO)
Dear Shareholder:
As 1998 draws to a close, the news from the financial markets is decidedly mixed. After a series of sharp sell-offs in late summer, some stock prices began to rebound in early fall, helped by three interest rate cuts by the
Federal Reserve.

There was other good news. U.S. Treasuries and Western
European bonds
appreciated during the year as investors fled troubled Asian markets and other emerging markets. The U.S. economy remained strong with steady growth and low inflation.

The periods of uncertainty we experienced in 1998 illustrate why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall - that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.
In fact, investors who remained focused on the long term and did not sell during summer's volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, recovered strongly in November regaining lost ground and even setting a new record high.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,
Brian M. Storms
President
------------------------------------------------------------
-------------------
                               2

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Portfolio of Investments as of October 31, 1998     LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)        Description                         (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--85.0%
------------------------------------------------------------
Australia--10.1%
A$     3,750 Federal National Mortgage
                Association,
                6.375%, 8/15/07                  $ 2,477,437
     6,000   Queensland Treasury Corporation,
                8.00%, 5/14/03                     4,202,212
                                                 -----------
                                                   6,679,649
------------------------------------------------------------
Canada--4.7%
C$     2,000 British Columbia Municipal Fin.
                Auth.,
                6.75%, 4/24/07                     1,386,734
     2,500   Province of Quebec,
                6.50%, 10/1/07                     1,697,052
                                                 -----------
                                                   3,083,786
------------------------------------------------------------
Denmark--6.8%
DKr   25,000 Danish Government Bonds,
                7.00%, 12/15/04                    4,511,015
------------------------------------------------------------
Germany--14.6%
DM     7,000 Deutsche Bundesrepublik Principal
                Strip,
                Zero Coupon, 7/4/07                2,936,999
     4,250   German Government Bonds,
                6.00%, 1/5/06                      2,863,698
     3,000   Republic of Columbia,
                7.25%, 12/21/00                    1,763,321
     3,000   Tokyo Gas Co. Ltd.,
                7.00%, 7/27/05                     2,085,035
                                                 -----------
                                                   9,649,053
------------------------------------------------------------
Greece--3.0%
             Hellenic Republic,
GRD  200,000 11.00%, 11/26/99                        695,278
    40,000   9.20%, 3/21/02                          141,329
   325,000   12.70%, 12/31/03, FRN                 1,151,189
                                                 -----------
                                                   1,987,796
Hungary--0.4%
HUF   50,000 Hungarian Government Bonds,
                16.00%, 4/12/00                  $   228,985
------------------------------------------------------------
Netherlands--2.2%
NLG    2,500 Dutch Government Bonds,
                6.50%, 4/15/03                     1,486,414
------------------------------------------------------------
New Zealand--4.5%
NZ$    2,800 Federal National Mortgage
                Association,
                7.25%, 6/20/02                     1,534,829
     1,400   Int'l. Bank Recon. & Dev.,
                7.25%, 5/27/03                       768,895
     1,200   New Zealand Government Bonds,
                8.00%, 4/15/04                       713,948
                                                 -----------
                                                   3,017,672
------------------------------------------------------------
Russia--0.1%
             European Bank Recon. & Dev.,
Rub     2,200 31.00%, 5/5/00                          13,174
     3,500   Zero Coupon, 5/28/02                      7,335
                                                 -----------
                                                      20,509
------------------------------------------------------------
Spain--5.5%
             Spanish Government Bonds,
Pts   200,000 10.30%, 6/15/02                      1,731,629
   225,000   8.00%, 5/30/04                        1,909,745
                                                 -----------
                                                   3,641,374

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Portfolio of Investments as of October 31, 1998     LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)        Description                         (Note 1)
------------------------------------------------------------
Sweden--2.7%
SEK   13,000 Swedish Government Bonds,
                6.00%, 2/9/05                    $ 1,809,068
------------------------------------------------------------
United Kingdom--3.5%
BP       447 Banco Central Del Uruguay, FRN,
                8.875%, 2/19/07                      642,026
       900   Powergen PLC,
                8.875%, 3/26/03                    1,639,056
                                                 -----------
                                                   2,281,082
------------------------------------------------------------
United States--26.9%
Central Banks--1.1%
US$      750 Banco del Estado Chile,
                8.39%, 8/1/01                        746,295
------------------------------------------------------------
Sovereign Bonds--5.6%
       500   Jamaican Government Bonds,
                9.625%, 7/2/02                       400,000
             Ministry of Finance (Russia),
       600   9.25%, 11/27/01                         172,800
     1,000   10.00%, 6/26/07                         241,250
     1,466   Republic of Croatia, FRN,
                6.5625%, 7/31/06                   1,069,989
       400   Republic of Lithuania,
                7.125%, 7/22/02                      360,000
       500   Sultan of Oman,
                7.125%, 3/20/02                      505,000
     1,015   Trinidad & Tobago Republic,
                9.75%, 11/3/00                       982,013
                                                 -----------
                                                   3,731,052
Supranational Bonds--0.7%
US$      500 Corporacion Andina de Formento,
                6.1625%, 4/3/01                  $   490,000
------------------------------------------------------------
U.S. Government Obligations--19.5%
             United States Treasury Bonds,
     4,750   6.125%, 9/30/00                       4,904,375
     1,000   7.875%, 11/15/04                      1,175,780
     1,000   5/15/05, P/O                            739,330
     5,500   6.25%, 2/15/07                        6,099,830
                                                 -----------
                                                  12,919,315
                                                 -----------
                                                  17,886,662
                                                 -----------
             Total long-term investments
                (cost US$57,978,825)              56,283,065
                                                 -----------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--13.2%
------------------------------------------------------------
Hungary--1.4%
             Hungarian Government Bonds,
HUF   65,000 16.50%, 4/12/99                         298,800
   130,000   16.50%, 7/24/99                         598,188
                                                 -----------
                                                     896,988
------------------------------------------------------------
Netherlands--1.6%
NLG    2,000 Republic of Argentina,
                7.625%, 7/5/99                     1,027,975
------------------------------------------------------------
Poland--1.3%
             Polish Treasury Bills,
PLN    1,700 15.30%, 2/17/99                         469,788
       600   15.25%, 3/3/99                          164,755
       900   15.25%, 4/28/99                         240,374
                                                 -----------
                                                     874,917

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Portfolio of Investments as of October 31, 1998
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)                   Description              (Note 1)
------------------------------------------------------------
United States--2.9%
US$    1,000 Cadbury Schweppes, PLC,
                6.25%, 10/4/99                   $ 1,009,500
     1,000   Petroleas Mexicano, FRN,
                6.59375%, 3/8/99                     987,000
                                                 -----------
                                                   1,996,500
------------------------------------------------------------
Repurchase Agreement--6.0%
     3,956   Joint Repurchase Agreement
                Account,
                5.40%, 11/2/98, (Note 5)           3,956,000
                                                 -----------
             Total short-term investments
                (cost US$8,923,920)                8,752,380
                                                 -----------
------------------------------------------------------------
Total Investments--98.2%
             (cost US$66,902,745; Note 4)         65,035,445
             Other assets in excess of
                liabilities--1.8%                  1,163,701
                                                 -----------
             Net Assets--100%                    $66,199,146
                                                 -----------
                                                 -----------

---------------
Portfolio securities are classified by country according to
the security's
currency denomination.
FRN--Floating Rate Note.
P/O--Principal Only.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL GLOBAL LIMITED
                                                   MATURITY
FUND, INC.
Statement of Assets and Liabilities                LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments, at value (cost
$66,902,745)................................................
 ..................        $ 65,035,445
Foreign currency, at value (cost
$693).......................................................
 .............                 725
Cash........................................................
 ..............................................
918
Interest
receivable..................................................
 .....................................           1,706,869
Forward currency contracts--net amount receivable from
counterparties.....................................
33,575
Other
assets......................................................
 ........................................               2,346

----------------
   Total
assets......................................................
 .....................................          66,779,878

----------------
Liabilities
Accrued
expenses....................................................
 ......................................             211,379
Payable for Fund shares
reacquired..................................................
 ......................             147,287
Dividends
payable.....................................................
 ....................................             119,982
Forward currency contracts - net amount payable to
counterparties.........................................
60,939
Management fee
payable.....................................................
 ...............................              31,222
Distribution fee
payable.....................................................
 .............................               9,324
Withholding taxes
payable.....................................................
 ............................                 599

----------------
   Total
liabilities.................................................
 .....................................             580,732

----------------
Net
Assets......................................................
 ..........................................        $
66,199,146

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $      8,481
   Paid-in capital in excess of
par.........................................................
 ..............         120,850,582

----------------

120,859,063
   Distributions in excess of net investment
income......................................................
 .             (93,217)
   Accumulated net realized loss on
investments.................................................
 ..........         (52,716,140)
   Net unrealized depreciation on investments and foreign
currencies......................................
(1,850,560)

----------------
Net assets, October 31,
1998........................................................
 ......................        $ 66,199,146

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($64,537,552 / 8,269,780 shares of common stock issued
and outstanding).............................
$7.80
   Maximum sales charge (3.00% of offering
price)......................................................
 ...                 .24

----------------
   Maximum offering price to
public......................................................
 .................               $8.04

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($1,561,964 / 198,916 shares of common stock issued
and outstanding)................................
$7.85

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($50,932 / 6,486 shares of common stock issued and
outstanding).....................................
$7.85

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($48,698 / 6,212 shares of common stock issued and
outstanding).....................................
$7.84

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations
------------------------------------------------------------

                                                    Year
Ended
Net Investment Income                            October 31,
1998
Income
   Interest (net of foreign withholding tax of
      $564)...................................     $
6,122,897
                                                 -----------
-----
Expenses
   Management fee.............................
419,960
   Distribution fee--Class A..................
110,779
   Distribution fee--Class B..................
17,979
   Distribution fee--Class C..................
477
   Custodian's fees and expenses..............
150,000
   Transfer agent's fees and expenses.........
136,000
   Reports to shareholders....................
96,000
   Registration fees..........................
55,000
   Audit fees and expenses....................
30,000
   Directors' fees and expenses...............
19,000
   Legal fees and expenses....................
15,000
   Miscellaneous..............................
7,247
                                                 -----------
-----
      Total expenses..........................
1,057,442
                                                 -----------
-----
Net investment income.........................
5,065,455
                                                 -----------
-----
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions....................
(3,154,390)
   Foreign currency transactions..............
(589,791)
                                                 -----------
-----

(3,744,181)
                                                 -----------
-----
Net change in unrealized appreciation (depreciation) of:
   Investments................................
608,777
   Foreign currencies.........................
601,701
                                                 -----------
-----

1,210,478
                                                 -----------
-----
Net loss on investments and foreign
   currencies.................................
(2,533,703)
                                                 -----------
-----
Net Increase in Net Assets
Resulting from Operations.....................     $
2,531,752
                                                 -----------
-----
                                                 -----------
-----

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                     Year Ended October
31,
in Net Assets                            1998
1997
Operations
   Net investment income.........    $  5,065,455      $
6,948,119
   Net realized gain (loss) on
      investment and foreign
      currency transactions......      (3,744,181)
3,939,377
   Net change in unrealized
      appreciation (depreciation)
      of investments and foreign
      currencies.................       1,210,478
(5,664,378)
                                   ----------------    -----
-------
Net increase in net assets
   resulting from operations.....       2,531,752
5,223,118
                                   ----------------    -----
-------
Dividends and distributions (Note
   1):
   Dividends from net investment income
      Class A....................      (4,900,891)
(5,803,256)
      Class B....................        (157,098)
(1,137,460)
      Class C....................          (4,724)
(7,370)
      Class Z....................          (2,742)
(33)
                                   ----------------    -----
-------
                                       (5,065,455)
(6,948,119)
                                   ----------------    -----
-------
   Distributions in excess of net
      investment income
      Class A....................      (2,132,264)
(2,383,691)
      Class B....................         (68,349)
(802,612)
      Class C....................          (2,055)
(1,338)
      Class Z....................          (1,193)
(4)
                                   ----------------    -----
-------
                                       (2,203,861)
(3,187,645)
                                   ----------------    -----
-------
   Tax return of capital
      distributions
      Class A....................        (964,282)
--
      Class B....................         (30,910)
--
      Class C....................            (929)
--
      Class Z....................            (539)
--
                                   ----------------    -----
-------
                                         (996,660)
--
                                   ----------------    -----
-------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................         910,000
15,362,799
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............       4,998,800
5,830,223
   Cost of shares reacquired.....     (23,133,758)
(41,030,001)
                                   ----------------    -----
-------
Net decrease in net assets from
   Fund share transactions.......     (17,224,958)
(19,836,979)
                                   ----------------    -----
-------
Total decrease...................     (22,959,182)
(24,749,625)
Net Assets
Beginning of year................      89,158,328
113,907,953
                                   ----------------    -----
-------
End of year(a)...................    $ 66,199,146      $
89,158,328
                                   ----------------    -----
-------
                                   ----------------    -----
-------
---------------
(a) Includes undistributed net
    investment income of:            $   --            $
4,198,301
                                   ----------------    -----
-------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                               PRUDENTIAL
GLOBAL LIMITED
                                               MATURITY
FUND, INC.
Notes to Financial Statements                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
Prudential Global Limited Maturity Fund, Inc. (the 'Fund')
is registered under
the Investment Company Act of 1940 as a nondiversified, open-
end, management
investment company. The Fund was incorporated in Maryland on
February 21, 1990.
The Limited Maturity Portfolio (the 'Portfolio') commenced
investment operations
on November 1, 1990. The investment objective of the
Portfolio is to maximize
total return, the components of which are current income and capital
appreciation, by investing primarily in a portfolio of
investment grade debt
securities. The ability of the issuers of the debt
securities held by the Fund
to meet their obligations may be affected by economic
developments in a specific
country or industry.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Government securities for which quotations are available will be based on prices provided by an independent pricing service or broker-dealer. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the average of the quoted bid and asked prices provided by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains
(losses) on investment transactions.

Net realized gain on foreign currency transactions represents net foreign exchange gains or losses from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the
U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its
------------------------------------------------------------
--------------------
                                       8

                                               PRUDENTIAL
GLOBAL LIMITED
                                               MATURITY
FUND, INC.
Notes to Financial Statements                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends from book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The Portfolio accounts and reports for distributions to shareholders in accordance with American Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income by
$1,090,997, decrease accumulated net realized losses by $2,087,657 and decrease paid-in capital in excess of par by $996,660. This was primarily the result of net foreign currency losses and an overdistribution of taxable income for the year ended October 31, 1998. Net investment income, net realized gains and net assets were not affected by this change.

Federal Income Taxes: It is the intent of the Fund to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. PIC pays for the services of PRICOA. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .55 of 1% of the average daily net assets of the Portfolio.

The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of the Fund effective
June 1, 1998 and is serving the Fund under the same terms and conditions as under the arrangement with PSI. The Fund compensated PSI and PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PSI or PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensated PSI and PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1%, and
1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%,
 .75 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended October 31, 1998.

PSI and PIMS have advised the Fund that they received
approximately $2,400 in
front-end sales charges resulting from sales of Class A
shares during the year
ended October 31, 1998. From these fees, PSI and PIMS
------------------------------------------------------------
--------------------
                                       9

                                               PRUDENTIAL
GLOBAL LIMITED
                                               MATURITY
FUND, INC.
Notes to Financial Statements                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI and PIMS have advised the Fund that for the year ended
October 31, 1998,
they received approximately $6,900 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

The Fund, along with other affiliated registered investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement for the year ended
October 31, 1998. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on
December 30, 1997 and has been extended through December 29, 1998 under the same terms.

PSI, PIFM, PIC, PIMS and PRICOA are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the year
ended October 31, 1998,
the Portfolio incurred fees of approximately $118,000 for
the services of PMFS.
As of October 31, 1998, approximately $8,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 1998 aggregated $27,944,541 and $49,294,551, respectively.

The United States federal income tax basis of the Portfolio's investments at
October 31, 1998 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation of investments was $1,867,300
(gross unrealized appreciation--$2,062,528; gross unrealized depreciation--$3,929,828).

For federal income tax purposes, the Portfolio had a capital loss carryforward as of October 31, 1998, of approximately $52,716,100 of which $4,207,200 expires in 2000, $32,949,600 expires in 2001, $12,011,000 expires in
2002, $1,565,600
expires in 2003, $326,200 expires in 2004 and $1,656,500
expires in 2006.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

At October 31, 1998, the Portfolio had outstanding forward currency contracts to sell foreign currencies as follows:

                             Value at
Forward Currency          Settlement Date     Current
Appreciation
Sale Contracts              Receivable         Value
(Depreciation)
------------------------- ---------------   -----------   --
----------
Australian Dollars,
  expiring 11/25/98......   $ 9,521,535     $ 9,569,245
$(47,710)
Canadian Dollars,
  expiring 11/25/98......     2,868,793       2,865,538
3,255
French Francs,
  expiring 11/25/98......     3,834,724       3,822,747
11,977
Japanese Yen,
  expiring 11/25/98......       848,293         861,522
(13,229)
Swiss Francs,
  expiring 11/25/98......     5,282,738       5,264,395
18,343
                          ---------------   -----------   --
----------
                            $22,356,083     $22,383,447
$(27,364)
                          ---------------   -----------   --
----------
                          ---------------   -----------   --
----------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31,
1998, the Portfolio has a 0.4% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represents
$3,956,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 5.40%, in the principal amount of
$260,000,000,
repurchase price $260,117,000, due 11/2/98. The value of the collateral including accrued interest was $265,935,719.

Deutsche Bank Securities, Inc., 5.41%, in the principal
amount of $260,000,000,
repurchase price $260,117,217, due 11/2/98. The value of the collateral
including accrued interest was $265,200,735.
------------------------------------------------------------
--------------------
                                       10

                                               PRUDENTIAL
GLOBAL LIMITED
                                               MATURITY
FUND, INC.
Notes to Financial Statements                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
Salomon Smith Barney Inc., 5.40%, in the principal amount of $260,000,000, repurchase price $260,117,000, due 11/2/98. The value of the collateral including accrued interest was $265,365,298.

Warburg Dillon Read LLC, 5.38%, in the principal amount of
$160,825,000,
repurchase price $160,897,103, due 11/2/98. The value of the collateral
including accrued interest was $164,045,205.
------------------------------------------------------------
Note 6. Capital

The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Prior to November 2, 1998,
Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Portfolio has authorized 2 billion shares of common stock at
$.001 par value per share equally divided into Class A, B, C and Z shares.

Transactions in shares of common stock for the fiscal years ended October 31,
1998 and 1997 were as follows.

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1998:
Shares sold.........................      60,910    $
492,071
Shares issued in reinvestment of
  dividends and distributions.......     595,087
4,814,179
Shares reacquired...................  (2,675,177)
(21,698,873)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (2,019,180)
(16,392,623)
Shares issued upon conversion from
  Class B...........................     165,902
1,366,795
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (1,853,278)
$(15,025,828)
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1997:
Shares sold.........................   1,677,463    $
14,801,446
Shares issued in reinvestment of
  dividends and distributions.......     550,154
4,710,600
Shares reacquired...................  (2,618,160)
(22,399,789)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (390,543)
(2,887,743)
Shares issued upon conversion from
  Class B...........................   2,682,675
22,909,615
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,292,132    $
20,021,872
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Year ended October 31, 1998:
Shares sold.........................      42,084    $
342,479
Shares issued in reinvestment of
  dividends and distributions.......      21,298
173,540
Shares reacquired...................    (165,425)
(1,347,329)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (102,043)
(831,310)
Shares reacquired upon conversion
  into Class A......................    (165,049)
(1,366,795)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (267,092)   $
(2,198,105)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended October 31, 1997:
Shares sold.........................      53,550    $
462,980
Shares issued in reinvestment of
  dividends and distributions.......     128,673
1,112,119
Shares reacquired...................  (2,106,270)
(18,586,016)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (1,924,047)
(17,010,917)
Shares reacquired upon conversion
  into Class A......................  (2,672,625)
(22,909,615)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (4,596,672)
$(39,920,532)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Year ended October 31, 1998:
Shares sold.........................       3,889    $
32,000
Shares issued in reinvestment of
  dividends and distributions.......         820
6,683
Shares reacquired...................     (10,850)
(87,472)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................      (6,141)   $
(48,789)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       11

                                               PRUDENTIAL
GLOBAL LIMITED
                                               MATURITY
FUND, INC.
Notes to Financial Statements                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1997:
Shares sold.........................      10,910    $
94,072
Shares issued in reinvestment of
  dividends and distributions.......         872
7,480
Shares reacquired...................      (5,205)
(44,196)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       6,577    $
57,356
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
Year ended October 31, 1998:
Shares sold.........................       5,175    $
43,450
Shares issued in reinvestment of
  dividends and distributions.......         543
4,398
Shares reacquired...................         (11)
(84)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       5,707    $
47,764
                                      ----------    --------
----
                                      ----------    --------
----
January 27, 1997(a) through
  October 31, 1997:
Shares sold.........................         502    $
4,301
Shares issued in reinvestment of
  dividends and distributions.......           3
24
                                      ----------    --------
----
Increase in shares outstanding......         505    $
4,325
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                       12

                                                 PRUDENTIAL
GLOBAL LIMITED
                                                 MATURITY
FUND, INC.
Financial Highlights                             LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class A
                                                  ----------
---------------------------------------------

Year Ended October 31,
                                                  ----------
---------------------------------------------
                                                  1998(b)
1997(b)      1996        1995        1994
                                                  -------
-------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $  8.41
$  8.82     $  8.39     $  8.56     $  9.29
                                                  -------
-------     -------     -------     -------
Income from investment operations
Net investment income.........................        .54
 .60         .60         .61         .70
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................       (.29)
(.16)        .40        (.21)       (.86)
                                                  -------
-------     -------     -------     -------
   Total from investment operations...........        .25
 .44        1.00         .40        (.16)
                                                  -------
-------     -------     -------     -------
Less distributions
Dividends from net investment income..........       (.54)
(.60)       (.57)       (.48)      --
Distributions in excess of net investment
   income.....................................       (.22)
(.25)      --          --          --
Tax return of capital distributions...........       (.10)
--          --           (.09)       (.57)
                                                  -------
-------     -------     -------     -------
   Total distributions........................       (.86)
(.85)       (.57)       (.57)       (.57)
                                                  -------
-------     -------     -------     -------
Net asset value, end of year..................    $  7.80
$  8.41     $  8.82     $  8.39     $  8.56
                                                  -------
-------     -------     -------     -------
                                                  -------
-------     -------     -------     -------
TOTAL RETURN(a):..............................       3.01%
5.14%      12.35%       4.92%      (1.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $64,538
$85,109     $69,051     $18,216     $28,841
Average net assets (000)......................    $73,853
$83,590     $53,284     $20,153     $38,000
Ratios to average net assets:
   Expenses, including distribution fees......       1.36%
1.35%       1.32%       1.21%       1.17%
   Expenses, excluding distribution fees......       1.21%
1.20%       1.17%       1.06%       1.02%
   Net investment income......................       6.65%
6.94%       7.12%       7.25%       7.67%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................         40%
53%        101%        199%        232%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon average shares outstanding during
the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                                 PRUDENTIAL
GLOBAL LIMITED
                                                 MATURITY
FUND, INC.
Financial Highlights                             LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class B
                                                  ----------
-------------------------------------------------

Year Ended October 31,
                                                  ----------
-------------------------------------------------
                                                   1998(b)
1997(b)      1996         1995         1994
                                                  ---------
-------     -------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $    8.45
$  8.85     $  8.42     $   8.56     $   9.29
                                                  ---------
-------     -------     --------     --------
Income from investment operations
Net investment income.........................          .51
 .55         .55          .56          .62
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................         (.31)
(.16)        .40         (.19)        (.86)
                                                  ---------
-------     -------     --------     --------
   Total from investment operations...........          .20
 .39         .95          .37         (.24)
                                                  ---------
-------     -------     --------     --------
Less distributions
Dividends from net investment income..........         (.51)
(.55)       (.52)        (.43)       --
Distributions in excess of net investment
   income.....................................         (.19)
(.24)      --           --           --
Tax return of capital distributions...........         (.10)
--          --            (.08)        (.49)
                                                  ---------
-------     -------     --------     --------
   Total distributions........................         (.80)
(.79)       (.52)        (.51)        (.49)
                                                  ---------
-------     -------     --------     --------
Net asset value, end of year..................    $    7.85
$  8.45     $  8.85     $   8.42     $   8.56
                                                  ---------
-------     -------     --------     --------
                                                  ---------
-------     -------     --------     --------
TOTAL RETURN(a):..............................         2.48%
4.59%      11.61%        4.60%       (2.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $   1,562
$ 2,397     $44,804     $108,454     $188,966
Average net assets (000)......................    $   2,397
$17,941     $70,794     $139,248     $281,143
Ratios to average net assets:
   Expenses, including distribution fees......         1.96%
1.95%       1.92%        1.83%        1.97%
   Expenses, excluding distribution fees......         1.21%
1.20%       1.17%        1.08%        1.02%
   Net investment income......................         6.03%
6.34%       6.51%        6.61%        6.82%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon average shares outstanding during
the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                                 PRUDENTIAL
GLOBAL LIMITED
                                                 MATURITY
FUND, INC.
Financial Highlights                             LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class C
                                                  ----------
------------------------------------------------------------
-

August 1,

1994(c)

Year Ended October 31,                        Through
                                                  ----------
---------------------------------------------     October
31,
                                                   1998(f)
1997(f)         1996            1995            1994
                                                  ---------
---------         -----           -----           -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $    8.45
$    8.85       $  8.42         $  8.56         $  8.61
                                                  ---------
---------         -----           -----           -----
Income from investment operations
Net investment income.........................          .50
 .55           .55             .54             .14
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................         (.30)
(.16)          .40            (.17)           (.06)
                                                  ---------
---------         -----           -----           -----
   Total from investment operations...........          .20
 .39           .95             .37             .08
                                                  ---------
---------         -----           -----           -----
Less distributions
Dividends from net investment income..........         (.50)
(.55)         (.52)           (.43)         --
Distributions in excess of net investment
   income.....................................         (.20)
(.24)       --              --              --
Tax return of capital distributions...........         (.10)
--            --                (.08)           (.13)
                                                  ---------
---------         -----           -----           -----
   Total distributions........................         (.80)
(.79)         (.52)           (.51)           (.13)
                                                  ---------
---------         -----           -----           -----
Net asset value, end of period................    $    7.85
$    8.45       $  8.85         $  8.42         $  8.56
                                                  ---------
---------         -----           -----           -----
                                                  ---------
---------         -----           -----           -----
TOTAL RETURN(a):..............................         2.48%
4.59%        11.61%           4.60%           0.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $      51
$     107       $    54         $   755(e)      $   200(e)
Average net assets (000)......................    $      64
$     116       $     4         $ 1,461(e)      $   199(e)
Ratios to average net assets:
   Expenses, including distribution fees......         1.96%
1.95%         1.92%           1.70%            .93%(b)
   Expenses, excluding distribution fees......         1.21%
1.20%         1.17%            .95%            .18%(b)
   Net investment income......................         6.07%
6.36%         6.35%           6.43%           7.02%(b)


Class Z
                                                ------------
---------------

January 27,

1997(d)
                                                Year Ended
Through
                                                October 31,
October 31,
                                                  1998(f)
1997(f)
                                                -----------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........  $      8.44
$  8.57
                                                -----------
-----
Income from investment operations
Net investment income.........................          .55
 .43
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................         (.28)
(.11)
                                                -----------
-----
   Total from investment operations...........          .27
 .32
                                                -----------
-----
Less distributions
Dividends from net investment income..........         (.55)
(.43)
Distributions in excess of net investment
   income.....................................         (.22)
(.02)
Tax return of capital distributions...........         (.10)
--
                                                -----------
-----
   Total distributions........................         (.87)
(.45)
                                                -----------
-----
Net asset value, end of period................  $      7.84
$  8.44
                                                -----------
-----
                                                -----------
-----
TOTAL RETURN(a):..............................         3.28%
3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............  $        49
$     4
Average net assets (000)......................  $        43
$   308(e)
Ratios to average net assets:
   Expenses, including distribution fees......         1.21%
1.20%(b)
   Expenses, excluding distribution fees......         1.21%
1.20%(b)
   Net investment income......................         6.83%
14.07%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Figures are actual and not rounded to the nearest
thousand.
(f) Calculated based upon average shares outstanding during
the period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

PRUDENTIAL GLOBAL LIMITED
                                                   MATURITY
FUND, INC.
Report of Independent Accountants                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Global Limited Maturity
Fund, Inc., Limited Maturity Portfolio (the 'Fund') at October 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at October
31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three periods in the period ended October 31, 1996 were audited by other independent accountants, whose opinion dated December 12, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
December 21, 1998



PRUDENTIAL GLOBAL LIMITED
Important Notice for Certain Shareholders          MATURITY
FUND, INC.
(Unaudited)                                        LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the prospective state's taxing authorities. We are pleased to report that 7% of the dividends paid by the Prudential Global Limited Maturity Fund,
Inc., Limited Maturity Portfolio qualify for such deduction.

For more information regarding your state and local taxes,
you should contact
your tax advisor or the state/local taxing authorities.
------------------------------------------------------------
--------------------
                                       16

Comparing A $10,000 Investment.
Prudential Global Limited Maturity Fund, Inc. - Limited
Maturity Portfolio vs. J.P. Morgan Global Short-Term Index.

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Global Limited Maturity Fund,
Inc. -- Limited Maturity Portfolio (Class A, B, C, and Z shares) with a similar investment in the J.P. Morgan Global Short-Term Index (GSTI) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year
(October 31), as measured on a quarterly basis, beginning in 1990 for Class A shares and Class B shares, 1994 for Class C shares, and 1997 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on October 31, 1998; (c) beginning November 2, 1998,
Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. This change is not reflected in the charts to the right;(d) all recurring fees (including management fees) were deducted; and (e) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs.
Class Z shares are not subject to a sales charge or distribution fee.

The J.P. Morgan GSTI is a weighted index of liquid, short-term government bonds of the following nations: Belgium, Sweden, Germany, Australia, Canada,
Denmark, France, Italy, Japan, the Netherlands, Spain, the
United States, and
the United Kingdom. The J.P. Morgan GSTI is an unmanaged index and changes in market capitalization are revised monthly. The J.P. Morgan
GSTI does not
reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities which comprise the J.P. Morgan GSTI may differ substantially from securities held by the Fund. The
J.P. Morgan GSTI is
not the only index that may be used to characterize performance of global income funds and other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.,
115 Houndsditch
London EC3A7BU

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74433F108  74433F207  74433F504  74433F603     MF144E